Investment Securities - Securities in Continuous Loss Position (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Schedule of Available-for-sale Securities [Line Items]
Unrealized gross losses of AFS securities, continuous unrealized loss position, less than 12 months	$ (812)	$ (83,095)
Fair value of AFS securities, continuous unrealized loss position, less than 12 months	360,665	2,065,491
Unrealized gross losses of AFS securities, continuous unrealized loss position, 12 months or longer	(57,353)	(1,711)
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	1,642,718	190,357
Unrealized gross losses of AFS securities, continuous unrealized loss position	(58,165)	(84,806)
Fair value of AFS securities, continuous unrealized loss position	2,003,383	2,255,848
Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Unrealized gross losses of AFS securities, continuous unrealized loss position, less than 12 months	(125)	(660)
Fair value of AFS securities, continuous unrealized loss position, less than 12 months	24,875	52,434
Unrealized gross losses of AFS securities, continuous unrealized loss position, 12 months or longer	(845)	(238)
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	24,155	9,763
Unrealized gross losses of AFS securities, continuous unrealized loss position	(970)	(898)
Fair value of AFS securities, continuous unrealized loss position	49,030	62,197
U.S. agency securities
Schedule of Available-for-sale Securities [Line Items]
Unrealized gross losses of AFS securities, continuous unrealized loss position, less than 12 months	(472)	(4,144)
Fair value of AFS securities, continuous unrealized loss position, less than 12 months	316,578	309,109
Unrealized gross losses of AFS securities, continuous unrealized loss position, 12 months or longer	(797)	(66)
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	109,354	14,091
Unrealized gross losses of AFS securities, continuous unrealized loss position	(1,269)	(4,210)
Fair value of AFS securities, continuous unrealized loss position	425,932	323,200
Agency pass through mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Unrealized gross losses of AFS securities, continuous unrealized loss position, less than 12 months	(215)	(78,291)
Fair value of AFS securities, continuous unrealized loss position, less than 12 months	19,212	1,703,948
Unrealized gross losses of AFS securities, continuous unrealized loss position, 12 months or longer	(55,711)	(1,407)
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	1,509,209	166,503
Unrealized gross losses of AFS securities, continuous unrealized loss position	(55,926)	(79,698)
Fair value of AFS securities, continuous unrealized loss position	$ 1,528,421	$ 1,870,451